SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation

The Company’s consolidated financial statements as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The significant accounting policies described below have been applied on a consistent basis for all years presented, unless noted otherwise.

The consolidated financial statements have been prepared on the basis of historical cost, subject to adjustment of financial assets and liabilities to their fair value through profit or loss.

The Company classifies its expenses on the statement of comprehensive loss based on the operating characteristics of such expenses.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. Areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4. Actual results may differ materially from estimates and assumptions used by the Company’s management.

b.	Principles of consolidation and equity accounting

Consolidation
Consolidated entities are all entities over which BioLineRx has control. BioLineRx controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidated entities are fully consolidated from the date on which control of such entities is transferred to BioLineRx and they are de-consolidated from the date that control ceases.

Equity method
Under the equity method of accounting, investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Company’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment. When the Company’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity. Unrealized gains on transactions between the Company and its associates and joint ventures are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Company. The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in Note 2g.

c.	Functional and reporting currency

Effective January 1, 2015, the Company changed its functional currency to the U.S. dollar (“dollar”, “USD” or “$”) from the New Israeli Shekel (“NIS”). This change was based on an assessment by Company management that the dollar is the primary currency of the economic environment in which the Company operates. Accordingly, the functional and reporting currency of the Company in these financial statements is the U.S. dollar.

In effecting the change in functional currency to the dollar, as of January 1, 2015, all assets and liabilities of the Company were translated using the current rate method, using the dollar exchange rate as of December 31, 2014, and equity was translated using historical exchange rates at the relevant transaction dates. The resulting amounts translated into dollars for non-monetary items have been treated as their historical cost. Translation differences resulting from the change in functional currency have been reported as a component of shareholders' equity.

d.	Cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

e.	Property and equipment

Property and equipment are stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Assets are depreciated by the straight-line method over the estimated useful lives of the assets, provided that the Company’s management believes the residual values of the assets to be negligible, as follows:

%
Computers and communications equipment	20-33
Office furniture and equipment	6-15
Laboratory equipment	15-20

The assets’ residual values, methods of depreciation and useful lives are reviewed and adjusted, if appropriate, at each balance sheet date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.

f.	Intangible assets

The Company applies the cost method of accounting for initial and subsequent measurements of intangible assets. Under this method of accounting, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

Intellectual property
The Company recognizes in its financial statements intangible assets developed by the Company to the extent that the conditions stipulated in o. below are met. Intellectual property acquired by the Company is initially measured at cost. Intellectual property acquired by the Company for development purposes is not amortized and is tested annually for impairment. See f. below.

Computer software
Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and bring to use the specific software. These costs are amortized over the estimated useful lives of the software (3-5 years).

g.	Impairment of non-financial assets

Impairment testing of intellectual property is required when the Company decides to terminate or suspend the development of a project based on such intellectual property. The Company performs impairment reviews on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment. Property and equipment, as well as computer software, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized equal to the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and the asset’s value in use to the Company.

h.	Financial assets

1)	Classification

The Company classifies its financial assets in the following categories: (i) at fair value through profit or loss and (ii) loans and receivables. The classification depends on the purpose for which each financial asset was acquired. The Company’s management determines the classification of financial assets at initial recognition.

a)	Financial assets at fair value through profit or loss

The Company’s investment policy with regard to its excess cash, as adopted by its Board of Directors, is composed of the following objectives: (i) preserving investment principal, (ii) providing liquidity and (iii) providing optimum yields pursuant to the policy guidelines and market conditions. The policy provides detailed guidelines as to the securities and other financial instruments in which the Company is allowed to invest. In addition, in order to maintain liquidity, investments are structured to provide flexibility to liquidate at least 50% of all investments within 15 business days. Information about these assets, including details of the portfolio and income earned, is provided internally on at least a quarterly basis to the Company’s key management personnel and on a semi-annual basis to the Investment Monitoring Committee of the Board of Directors. Any divergence from this investment policy requires approval from the Board of Directors.

b)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. These assets are included in current assets, except for installments which are due more than 12 months subsequent to the balance sheet date. Such installments are included in non-current assets. The Company’s loans and receivables include “other receivables,” “cash and cash equivalents”, and “bank deposits”. See Note 2d.

2)	Recognition and measurement

Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in profit or loss. Financial assets are de-recognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Loans and receivables are subsequently carried at amortized cost using the effective interest method.

3)	Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

i.	Warrants

Receipts in respect of warrants are classified as equity to the extent that they confer the right to purchase a fixed number of shares for a fixed exercise price. In the event that the exercise price is not deemed to be fixed, the warrants are classified as a non-current derivative financial liability. This liability is initially recognized at its fair value on the date the contract is entered into and subsequently accounted for at fair value at each reporting date. The fair value changes are charged to non-operating income and expense on the statement of comprehensive loss. Issuance costs allocable to warrants are also recorded as non-operating expense on the statement of comprehensive loss.

j.	Share capital

The Company’s ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction from the issuance proceeds.

k.	Trade payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. These payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities. Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

l.	Deferred taxes

Deferred taxes are recognized using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized.

As the Company is currently engaged primarily in development activities and is not expected to generate taxable income in the foreseeable future, no deferred tax assets are included in the financial statements.

m.	Revenue recognition

Revenues incurred in connection with out-licensing of the Company’s patents and other intellectual property are recognized when all of the following criteria have been met as of the balance sheet date:

•	The Company has transferred to the licensee the significant risks and rewards of ownership of the patents and intellectual property.

•	The Company does not retain either continuing managerial involvement to the degree usually associated with ownership, or effective control over the patent and intellectual property.

•	The amount of revenue can be measured reliably.

•	It is probable that the economic benefits associated with the transaction will flow to the Company.

•	The costs incurred or to be incurred in respect of the sale can be measured reliably.

Revenue from reaching additional milestones is recognized upon achievement of the specific milestone, in accordance with the relevant agreement.

Revenues in connection with rendering of services are recognized by reference to the stage of completion of the transaction as of the balance sheet date, if and when the outcome of the transaction can be estimated reliably.

Revenues from royalties are recognized on accrual basis in accordance with the substance of the relevant agreement.

n.	Research and development expenses

Research expenses are charged to profit or loss as incurred.

An intangible asset arising from development (or from the development phase of an internal project) is recognized if all of the following conditions are fulfilled:

•	technological feasibility exists for completing development of the intangible asset so that it will be available for use or sale.

•	it is management’s intention to complete development of the intangible asset for use or sale.

•	the Company has the ability to use or sell the intangible asset.

•
it is probable that the intangible asset will generate future economic benefits, including existence of a market for the output of the intangible asset or the intangible asset itself or, if the intangible asset is to be used internally, the usefulness of the intangible asset.

•	adequate technical, financial and other resources are available to complete development of the intangible asset, as well as the use or sale thereof.

•	the Company has the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Other development costs that do not meet the foregoing conditions are charged to profit or loss as incurred. Development costs previously expensed are not recognized as an asset in subsequent periods. As of December 31, 2017, the Company has not yet capitalized development expenses.

o.	Employee benefits

1)	Pension and severance pay obligations

Israeli labor laws and the Company’s employment agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law.

With respect to the remaining employees, the Company records a liability on its balance sheet for defined benefit plans that represents the present value of the defined benefit obligation as of each reporting date, net of the fair value of plan assets. The present value of the defined benefit liability is determined by discounting the anticipated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be payable.

The amounts recorded as an employee benefit expense in respect of pension and severance pay obligations for the years 2015, 2016 and 2017 were $466,000, $523,000 and $563,000, respectively.

2)	Vacation days and recreation pay

Labor laws in Israel entitle every employee to vacation days and recreation pay, both of which are computed annually. The entitlement with respect to each employee is based on the employee’s length of service at the Company. The Company recognizes a liability and an expense in respect of vacation and recreation pay based on the individual entitlement of each employee.

3)	Share-based payments

The Company operates an equity-settled, share-based compensation plan, under which it grants equity instruments (options, restricted stock units and performance stock units) of the Company as additional consideration for services from employees. The fair value of the employee services received in exchange for grant of the equity instruments is recognized as an expense. The total amount to be expensed is determined by reference to the fair value of the equity instruments granted:

•	including any market performance conditions (for example, the Company’s share price); and

•
excluding the impact of any service and non-market performance vesting conditions (for example, profitability, sales growth targets and the employee remaining with the entity over a specified time period).

Non-market performance and service conditions are included in assumptions about the number of equity instruments that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

When the equity instruments are exercised, the Company issues new shares. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (at par value) and share premium when the equity instruments are exercised.

p.	Loss per share

1)	Basic

The basic loss per share is calculated by dividing the loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

2)	Diluted

The diluted loss per share is calculated by adjusting the weighted average number of outstanding ordinary shares, assuming conversion of all dilutive potential shares. The Company’s dilutive potential shares consist of warrants issued to investors, as well as equity instruments granted to employees and service providers. The dilutive potential shares were not taken into account in computing loss per share in 2015, 2016 and 2017, as their effect would have been anti-dilutive.

q.	Changes in accounting policy and disclosures

There were no changes in the accounting policies applied by the Company during 2017.

New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for reporting periods prior to January 1, 2018, and have not been early adopted by the Company. The Company’s assessment of the impact of these new standards and interpretations is set out below.

IFRS 9, “Financial instruments,” addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income, and fair value through profit or loss. The basis of classification depends on the entity’s business model and the contractual cash flow characteristics of the financial asset. Investments in equity instruments are required to be measured at fair value through profit or loss with the irrevocable option at inception to present changes in fair value in other comprehensive income. Further, the expected credit losses model replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in the Company’s own credit risk in other comprehensive income for liabilities designated at fair value through profit or loss. The standard is effective for accounting periods beginning on or after January 1, 2018. Adoption of the standard is not expected to have a material impact on the Company’s financial statements.

IFRS 15, “Revenue from Contracts with Customers,” which was issued in May 2014, amends revenue recognition requirements and establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The standard replaces IAS 18, “Revenue” and IAS 11, “Construction Contracts” and related interpretations. The standard is effective for annual periods beginning on or after January 1, 2018. The Company currently does not have any revenues, and will assess the impact of adopting IFRS 15 when relevant.

IFRS 16, “Leases,” which was issued in January 2016, sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous lease standard, IAS 17, “Leases”. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17, and instead introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize amortization of lease assets separately from interest on lease liabilities in the income statement. IFRS 16 is effective from January 1, 2019, with early adoption allowed only if IFRS 15, “Revenue from Contracts with Customers,” is also applied.

At this stage, the Company is not able to estimate the impact of the new standards on the Company’s financial statements, and continues to assess the possible impact. The Company will make more detailed assessments over the next twelve months.

There are no other standards that are not yet effective and that would be expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.